Shareholder Report, Holdings (Details) - Fidelity Multi-Asset Index Fund	Feb. 28, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.30%
AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.80%
AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%